Stock-Based Compensation - Schedule of Information Related to the Stock Option Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information Related to the Stock Option Plan [Abstract]
Intrinsic value of options exercised		$ 16,401
Intrinsic value of options expired/forfeited		30,866
Cash received from option exercises		300
Tax benefit from option exercises
Weighted average fair value of options granted	$ 429,388	$ 429,388	$ 429,388